Hedging Activities - Narrative (Details) - Interest rate swaps - USD ($) $ in Millions	1 Months Ended
	Oct. 31, 2022	Nov. 30, 2019
Derivatives, Fair Value [Line Items]
Cash payments from interest rate swaps	$ 0.2
Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivative liability, notional amount		$ 170.0